Intangible Asset Amortization Expense (Detail) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Jan. 31, 2014	Jan. 31, 2013
Finite-Lived Intangible Assets [Line Items]
Amortization expense	$ 110,000	$ 1,000	$ 241,000	$ 1,000	$ 5,973	$ 0